Goodwill (Details) - Schedule of changes in the carrying amount of goodwill allocated to reportable segments	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Goodwill [Line Items]
Balance	¥ 352,079,834	$ 53,959,423	¥ 351,334,021	$ 53,845,120
Translation difference	(4,117,265)	(631,008)	745,813	114,303
Balance	396,228,760	60,725,645	352,079,834	$ 53,959,423
Add: acquisition of Fe-da Electronics	55,543,148	8,512,490
Less: impairment loss	(7,276,957)	$ (1,115,260)
AR advertising services [Member]
Goodwill [Line Items]
Balance	137,060,340		137,060,340
Translation difference
Balance	137,060,340		137,060,340
Add: acquisition of Fe-da Electronics
Less: impairment loss
AR entertainment [Member]
Goodwill [Line Items]
Balance	215,019,494		214,273,681
Translation difference	(1,673,433)		745,813
Balance	206,069,104		215,019,494
Add: acquisition of Fe-da Electronics
Less: impairment loss	(7,276,957)
Semiconductor business [Member]
Goodwill [Line Items]
Balance
Translation difference	(2,443,832)
Balance	53,099,316
Add: acquisition of Fe-da Electronics	55,543,148
Less: impairment loss